UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-8979

The Victory Variable Insurance Funds
(Exact name of registrant as specified in charter)

3435 Stelzer Road Columbus, OH		43219
(Address of principal executive offices)		(Zip code)

BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219
(Name and address of agent for service)

Registrant's telephone number, including area code:		614-470-8000

Date of fiscal year end:	12/31/06

Date of reporting period:	3/31/06

Item 1. Schedule of Investments.

Victory Variable Insurance Funds

Diversified Stock Fund

Schedule of Portfolio Investments

March 31, 2006

(Unaudited)

(Amounts in thousands, except shares)

	Shares or Principal Amount	Value
Commercial Paper (4.1%)
HSBC Finance Corp., 4.84%, 4/3/06	$1,848	$1,847
Total Commercial Paper (Cost $1,847)		1,847

Common Stocks (96.5%)
Aerospace/Defense (2.1%)
Honeywell International, Inc.	22,000	941
Airlines (0.3%)
JetBlue Airways Corp. (b)	12,300	132
Apparel & Footwear (0.4%)
Nike, Inc., Class B	1,967	167
Banks (3.1%)
Bank of America Corp.	25,300	1,152
North Fork Bancorporation, Inc.	8,700	251
		1,403
Biotechnology (4.5%)
Amgen, Inc. (b)	26,800	1,950
Biogen Idec, Inc. (b)	1,100	52
		2,002
Brokerage Services (1.5%)
Merrill Lynch & Co., Inc.	8,800	693
Chemicals-General (0.6%)
PPG Industries, Inc.	4,223	268
Computers & Peripherals (5.7%)
Dell Computer Corp. (b)	17,000	506
International Business Machines Corp.	24,800	2,045
		2,551
Cosmetics & Toiletries (2.9%)
Procter & Gamble Co.	23,000	1,325
Electronics (5.3%)
General Electric Co.	60,100	2,090
Koninklijke Philips Electronics N.V.	9,100	306
		2,396
Engineering (2.3%)
ABB Ltd., ADR (b)	82,600	1,037
Entertainment (2.1%)
The Walt Disney Co.	33,100	923
Financial Services (4.0%)
American Express Co.	13,100	688
Capital One Financial Corp.	4,100	330
Morgan Stanley	12,666	796
		1,814
Forest Products-Lumber & Paper (0.9%)
Weyerhaeuser Co.	5,400	391

1

Health Care (4.1%)
McKesson Corp.	12,100	631
Medtronic, Inc.	24,300	1,233
		1,864
Heavy Machinery (4.3%)
Caterpillar, Inc.	12,200	876
Deere & Co.	13,200	1,044
		1,920
Hotels & Motels (0.7%)
Starwood Hotels & Resorts Worldwide, Inc.	4,600	312

Insurance (6.2%)
American International Group, Inc.	23,524	1,554
CIGNA Corp.	3,400	444
Genworth Financial, Inc., Class A	6,600	221
Marsh & McLennan Cos., Inc.	19,000	558
		2,777
Internet Service Provider (1.4%)
Yahoo, Inc. (b)	19,000	613
Manufacturing-Miscellaneous (2.4%)
Pentair, Inc.	5,500	224
Siemens AG, ADR	9,400	876
		1,100
Medical Services (1.3%)
Medco Health Solutions, Inc. (b)	6,600	377
UnitedHealth Group, Inc.	3,700	207
		584
Mining (3.5%)
Newmont Mining Corp.	30,700	1,593
Oil & Gas Exploration, Production & Services (3.8%)
Canadian Natural Resources Ltd.	4,300	238
Chesapeake Energy Corp.	9,600	302
Transocean, Inc. (b)	14,437	1,159
		1,699
Oil-Integrated Companies (1.1%)
Amerada Hess Corp.	3,600	513
Oilfield Services & Equipment (5.3%)
Halliburton Co.	28,800	2,103
Weatherford International, Ltd. (b)	6,200	284
		2,387
Pharmaceuticals (4.7%)
Johnson & Johnson	7,400	438
Novartis AG, ADR	14,000	776
Pfizer, Inc.	35,405	883
		2,097
Railroads (0.4%)
Union Pacific Corp.	2,097	196

Real Estate Investment Trusts (1.2%)
Equity Office Properties Trust	15,802	531

Retail - Discount (0.6%)
TJX Cos., Inc.	11,100	276

Retail-Specialty Stores (1.5%)
Tiffany & Co.	17,700	664

Semiconductors (0.9%)
Freescale Semiconductor, Inc., Class B (b)	4,400	122

2

Maxim Integrated Products, Inc.	7,700	286
		408
Software & Computer Services (8.2%)
First Data Corp.	19,200	899
Microsoft Corp.	51,300	1,395
Oracle Corp. (b)	100,300	1,373
		3,667
Telecommunications-Services & Equipment (3.7%)
Nokia Corp., ADR	80,100	1,660

Tobacco (0.9%)
UST, Inc.	9,500	395

Transportation Services (1.5%)
United Parcel Service, Inc., Class B	8,500	675

Utilities-Telecommunications (3.1%)
Sprint Nextel Corp.	54,000	1,395

Total Common Stocks (Cost $38,658)		43,369

Total Investments (Cost $40,505) (a) - 100.6%		45,216
Liabilities in excess of other assets - (0.6)%		(275)
NET ASSETS - 100.0%		$44,941

(a)                                  Represents cost for financial reporting purposes.

At March 31, 2006, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for income tax purposes, were as follows:

	Cost of Investments For Federal Tax purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation

Diversified Stock Fund	$40,562	$4,785	$(131)	$4,654

(b)          Non-income producing securities

ADR – American Depositary Receipts

See notes to schedules of portfolio investments.

3

Notes to Schedule of Portfolio Investments

March 31, 2006  (unaudited)

Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its schedule of investments.  The policies are in conformity with accounting principles generally accepted in the United States of America.  The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.  Actual results could differ from those estimates.

Securities Valuation:

Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange or system where the security is principally traded.  If there have been no sales for that day on any exchange or system, a security is valued at the last available bid quotation on the exchange or system where the security is principally traded, or at the NASDAQ Official Closing Price (“NOCP”), if applicable.  Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value, or at original cost, which, combined with accrued interest, approximates market value.  Investments in other open-end investment companies are valued at net asset value.  Investments for which there are no such quotations, or for which the quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees.  Factors used in determining appropriate fair value methodologies include, but are not limited to, the type of security, evaluation of the forces that influence the market in which the security is purchased and sold, fundamental analytical data, and information as to any transactions or offers with respect to the security.

Securities Transactions and Related Income:

Changes in holdings of portfolio securities shall be reflected no later than in the first calculation on the first business day following the trade date.  However, for financial reporting purposes, portfolio security transactions are reported on trade date.  Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount.  Dividend income is recorded on the ex-dividend date, net of any applicable foreign taxes withheld.  Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Victory Variable Insurance Funds

By (Signature and Title)	*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer
Date	May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	*	/s/ David C. Brown
David C. Brown, President
Date	May 30, 2006

By (Signature and Title)	*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer
Date	May 30, 2006

[All Section 302 certifications should be included in one EDGAR EX-99.CERT exhibit document.]